--------------------------------------------------------------------------------
                               SEMIANNUAL REPORT
--------------------------------------------------------------------------------

[logo](R)
NEW ENGLAND FUNDS(R)
Where The Best Minds Meet(R)

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                                                                     New England
                                                       International Equity Fund
                                                               [graphic omitted]

--------------------------
JUNE 30, 1997
--------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                                                                     August 1997
--------------------------------------------------------------------------------


Dear New England Funds Shareholder,

[Photo of Henry L.P. Schmelzer]

Spurred by bright economic prospects, the broader U.S. stock market continued its record run during the first half of the year, experiencing only short-lived setbacks along the way. These fresh gains come on top of significant increases in 1995 and 1996, leaving many investors wary of what might come next. Bond markets, meanwhile, contended with some volatility in interest rates, but have been relatively stable this year.

Building a portfolio for variable markets
Investors should not abandon well-conceived financial programs for fear of a down market. Whether today's market levels are excessive -- only hindsight will tell. So you should remain patient and realistic, alert to the possibility of periodic market declines. Consultation with your financial representative should be a regular part of your planning. Your representative can help you take prudent steps to adjust your portfolio, whatever the next trend may bring.


Strategic initiatives deliver shareholder benefits
Four years ago New England Funds embarked on a new strategic direction. Expressed in our corporate slogan Where The Best Minds Meet(R), this new thrust has meant improved performance for many of our funds, award-winning service and a host of behind-the-scenes enhancements designed to help our shareholders and their financial representatives.

Our sights, like yours, are focused on the long term. At the same time, we work to enhance service every day. We also keep a disciplined eye on the performance that each fund manager achieves. Through these persistent efforts we're convinced we'll merit your continued commitment and loyalty. Thank you for your confidence in New England Funds.

Sincerely,

/s/ Henry L.P. Schmelzer

    Henry L.P. Schmelzer, President

--------------------------------------------------------------------------------
NEW ENGLAND INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

                                      AWARD WINNING SERVICE -- TWO YEARS RUNNING
--------------------------------------------------------------------------------

---------------------    For two years running we're proud to announce that
        DALBAR,          Dalbar, an independent evaluator of mutual fund
        QUALITY          service, has awarded New England Funds its Quality
    TESTED SERVICE       Tested Service Seal for "providing the highest
         1996            tier of service excellence in the mutual fund
---------------------    industry." New England Funds is one of just three
        DALBAR           mutual fund companies to earn this distinction in
HONORS COMMITMENT TO:    each of the last two years -- another reason why
      INVESTORS          we are becoming known as the mutual fund company
---------------------    Where The Best Minds Meet.



                                        INVESTMENT RESULTS THROUGH JUNE 30, 1997
--------------------------------------------------------------------------------

Putting Performance in Perspective
The charts comparing your Fund's performance to a benchmark index provide you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. Your Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. And, if they could, they would incur transaction costs and other expenses.

 See next page [symbol - hand pointing right]

--------------------------------------------------------------------------------
                      NEW ENGLAND INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

[A chart in the form of a line graph appears here, illustrating the growth of a $10,000 investment in Class A Shares since New England International Equity Fund's inception on 5/21/92 compared to the EAFE Index over the same period. The data points for this chart are as follows:]


                     A $10,000 INVESTMENT IN CLASS A SHARES
--------------------------------------------------------------------------------

              Net Asset              With Maximum               MSCI EAFE(R)
               Value(1)             Sales Charge(2)               Index(4)

5/21/92        $10,000                  $ 9,425                  $10,000
6/92           $ 9,840                  $ 9,274                  $ 9,529
6/93           $11,202                  $10,558                  $11,501
6/94           $13,347                  $12,580                  $13,491
6/95           $13,355                  $12,587                  $13,754
6/96           $14,908                  $14,051                  $15,627
6/97           $14,923                  $14,065                  $17,684


This illustration represents past performance of Class A shares and cannot predict future results. Investment return and principal value may vary, resulting in a gain or loss on the sale of shares. Class B, Class C and Class Y share performance will be greater or less than that shown based on differences in inception date, fees and sales charges. All Index and Fund performance assumes reinvested distributions.

--------------------------------------------------------------------------------
NEW ENGLAND INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
                                            AVERAGE ANNUAL TOTAL RETURNS 6/30/97
--------------------------------------------------------------------------------

 CLASS A (Inception 5/21/92) YTD        1 YEAR      5 YEARS    SINCE INCEPTION

 Net Asset Value(1)             2.82%         0.10%        8.69%         8.15%

 With Max. Sales Charge(2)     -3.12         -5.64         7.41          6.91

 MSCI EAFE(4)                  11.36         13.16        13.17         11.80

 Lipper International Avg.(5)  12.53         16.54        12.33         11.85

--------------------------------------------------------------------------------

 CLASS B (Inception 9/13/93)   YTD        1 YEAR      3 YEARS    SINCE INCEPTION

 Net Asset Value(1)            2.56%       -0.51%       3.06%         4.65%

 With CDSC(3)                 -2.44        -5.39        2.11          3.95

 MSCI EAFE(4)                 11.36        13.16        9.44          9.44

 Lipper International Avg.(5) 12.53        16.54       10.86         11.60

--------------------------------------------------------------------------------

 CLASS C (Inception 12/30/94)             YTD         1 YEAR    SINCE INCEPTION

 Net Asset Value(1)                      2.62%         -0.51%        4.13%

 MSCI EAFE(4)                           11.36          13.16        11.79

 Lipper International Avg.(5)           12.53          16.54        13.56

--------------------------------------------------------------------------------

 CLASS Y (Inception 9/9/93)     YTD        1 YEAR      3 YEARS   SINCE INCEPTION

 Net Asset Value(1)             3.28%        0.84%        4.56%        6.15%

 MSCI EAFE(4)                  11.36        13.16         9.44         9.42

 Lipper International Avg.(5)  12.53        16.54        10.86        11.60


These returns represent past performance. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than original cost. Class Y shares are available only to certain institutional investors. Share price and return may vary.

  NOTES TO CHARTS

1 Net Asset Value (NAV) performance assumes reinvestment of all distributions and does not reflect the payment of a sales charge at the time of purchase.

2 With Maximum Sales Charge performance assumes reinvestment of all distributions and reflects the maximum sales charge of 5.75% at the time of purchase of Class A shares.

3 With Contingent Deferred Sales Charge (CDSC) performance assumes a maximum 5% sales charge is applied to a redemption of Class B shares. The sales charge will decrease over time, declining to zero six years after the purchase of shares. Class C shares are available only to eligible institutional investors and are not subject to a sales charge.

4 Morgan Stanley Capital International (MSCI) Europe Australasia Far East Index
  (EAFE) is an arithmetical average (weighted by market value) of the performance (in U.S. dollars) of 1,036 companies representing stock markets in Europe, Australia, New Zealand and the Far East. The Index performance has not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.

5 Lipper Average is an average of the total return performance (calculated on the basis of net asset value) of funds with similar investment objectives as calculated by Lipper Analytical Services, an independent mutual fund ranking service.

--------------------------------------------------------------------------------
                      NEW ENGLAND INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

                                 QUESTIONS & ANSWERS WITH YOUR PORTFOLIO MANAGER
--------------------------------------------------------------------------------

Shareholder Note: On February 14, 1997, shareholder votes approved a change in investment subadviser from Draycott Partners Ltd. to Loomis, Sayles & Company, L.P. Portfolio manager Paul Drexler devoted the months of March and April to restructuring the Fund's portfolio. As of May 1, he completed the portfolio restructuring.

Q. How did New England International Equity Fund perform in the first half of 1997?

Your Fund produced a total return of 2.82% (Class A shares at net asset value) in the six months ended June 30, 1997.

During this period, your Fund's portfolio underwent a significant restructuring. Under the previous management, heavy concentrations in Japan and the United Kingdom hampered Fund performance earlier in the year. For U.S. investors, the appreciation of the U.S. dollar against foreign currencies also reduced strong foreign market gains when translated back into U.S. dollars. As the Fund's new manager, I repositioned the portfolio to not only reduce the effects of volatility in these areas, but to pursue returns in stronger investments elsewhere in the world.

Q. Can you tell us about some of the strategic changes you have implemented?

We took advantage of higher prices and reduced the Fund's investments in Japan and the United Kingdom. Japanese equities now make up only about 16% of the portfolio, compared with more than 37% at the start of the period. At the same time, we trimmed your Fund's holdings in the United Kingdom from almost 27% to under 10%.

Japan still offers a number of investment opportunities. As of June 30, 1997 our holdings there included leading blue-chip exporters such as Canon and Sony. We have also added some attractive smaller-company investments, such as Nichii Gakken, a company which helps hospitals outsource their medical record-keeping. This company is benefiting as Japanese hospitals work to cut costs.

Q. What other changes have taken place in the Fund?

Through your Fund, you have access to overseas opportunities that much of our competition simply do not offer. That's because New England International Equity Fund now has the flexibility to invest up to 20% of its assets in fixed-income securities, such as convertible, corporate, or sovereign (foreign government) bonds. Often, international bonds present a greater total return opportunity than do equities from the same market. Dollar-based convertible bonds, for example, can offer exposure to local stocks without paying a foreign premium or taking on local currency risk.

Q. Tell us more about your investment strategy.

Our goal is to invest in the best value opportunities we can find in foreign markets. With our dual emphasis on maximizing performance while managing risk, we begin our investment selection process by identifying 12 attractive foreign markets. We often visit the companies with the most promising performance potential before investing in individual stocks. Under normal conditions, the Fund will invest in the securities of companies from at least three countries outside the United States. This diversification across countries helps your Fund guard against the risk that fluctuations in any one market or currency may reduce returns.

Q. Where do you see opportunities in the months ahead?

We remain substantially invested in continental Europe, where firms are undergoing very significant corporate restructurings. These situations often involve changes in management or operations that result in increased profitability. Thus, they offer shareholders attractive investment opportunities similar to those we have experienced in U.S. firms over the last 10 years. Specifically, your Fund is focusing on companies in larger European markets such as Germany, but also in smaller markets like Finland and Portugal.

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                     NEW ENGLAND INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

YOUR FUND'S TOP TEN HOLDINGS 6/30/97*
--------------------------------------------------------------------------------
                                       PERCENTAGE
COMPANY                                 OF ASSETS
================================================================================
 1.   BANCO ESPIRITO SANTO                2.06%
--------------------------------------------------------------------------------
 2.   PORTUGAL TELECOM                    2.05%
--------------------------------------------------------------------------------
 3.   ENI SPA                             2.05%
--------------------------------------------------------------------------------
 4.   ITO-YOKADO CO., LTD.                2.02%
--------------------------------------------------------------------------------
 5.   GLAXO WELLCOME PLC                  1.93%
--------------------------------------------------------------------------------
 6.   FOM CONST Y CONTRA                  1.67%
--------------------------------------------------------------------------------
 7.   PORTUCEL INDUSTRIA                  1.64%
--------------------------------------------------------------------------------
 8.   TELECOM CORP. OF NZ.                1.61%
--------------------------------------------------------------------------------
 9.   SONY CORP.                          1.58%
--------------------------------------------------------------------------------
10.   BANCO BILBAO VIZCAYA                1.53%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
YOUR FUND'S TOP TEN INDUSTRIES 6/30/97*
--------------------------------------------------------------------------------
                                        PERCENTAGE
      INDUSTRY                          OF ASSETS
--------------------------------------------------------------------------------
 1.   TELEPHONE COMMUNICATION              7.7%
--------------------------------------------------------------------------------
 2.   BANKING                              7.5%
--------------------------------------------------------------------------------
 3.   CONSTRUCTION                         6.7%
--------------------------------------------------------------------------------
 4.   OIL & GAS EXTRACTION                 6.6%
--------------------------------------------------------------------------------
 5.   MISCELLANEOUS RETAIL                 5.0%
--------------------------------------------------------------------------------
 6.   HOTELS                               4.5%
--------------------------------------------------------------------------------
 7.   MACHINERY                            4.3%
--------------------------------------------------------------------------------
 8.   TRANSPORTATION EQUIPMENT             3.9%
--------------------------------------------------------------------------------
 9.   INSURANCE                            3.4%
--------------------------------------------------------------------------------
10.   WHOLESALE TRADE-NONDURABLE           2.9%
--------------------------------------------------------------------------------
* Portfolio holdings and asset allocations will vary.

--------------------------------------------------------------------------------
                             PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Investments as of June 30, 1997
(unaudited)
COMMON STOCKS--94.0% OF TOTAL INVESTMENTS

     SHARES (a)       DESCRIPTION                                                   VALUE (b)
--------------------------------------------------------------------------------------------------
                      AUSTRALIA--8.5%
              75,000  Brambles Industries, Ltd.  ..............................  $  1,484,538
           1,200,000  ERG, Ltd.  ..............................................     1,360,350
             257,619  Foodland Associates  ....................................     1,752,260
             280,000  Leighton Holdings  ......................................     1,365,096
             260,000  QBE Insurance Group  ....................................     1,571,960
             150,006  Smith Howard  ...........................................     1,428,424
             263,664  West Australia News Holdings  ...........................     1,181,636
             180,000  Woodside Petroleum  .....................................     1,550,799
                                                                                 ------------
                                                                                   11,695,063
                                                                                 ------------
                      BRAZIL--6.8%
         172,000,000  Banco Bradesco PN S.A.  .................................     1,733,500
           1,500,000  Brahma  .................................................     1,142,539
          21,500,000  Cemig PN  ...............................................     1,108,402
          43,000,000  Pao de Acucar Cia  ......................................       978,589
           6,100,000  Petroleo Brasileiro, 144A (e) ...........................     1,694,265
          11,745,000  Telebras  ...............................................     1,781,579
           5,470,000  Telemig Tele Minas, Preferred  ..........................       967,939
              67,846  Telemig Tele Minas, Preferred  ..........................        12,292
                                                                                 ------------
                                                                                    9,419,105
                                                                                 ------------
                      FINLAND--7.3%
              41,510  Huhtamaki OY  ...........................................     1,786,623
             600,000  Merita, Ltd.  ...........................................     1,998,941
               8,100  Metra AB  ...............................................       249,579
              44,100  Metra OY, Series B  .....................................     1,329,093
              60,000  Neste OY  ...............................................     1,594,531
              64,000  Rauma OY  ...............................................     1,466,660
              17,000  Sampo Insurance Co.  ....................................     1,653,266
                                                                                 ------------
                                                                                   10,078,693
                                                                                 ------------
                      GERMANY--9.1%
              20,000  Daimler Benz AG  ........................................     1,622,613
              28,000  Deutsche Bank AG  .......................................     1,635,915
              60,000  Deutsche Telekom  .......................................     1,444,871
              40,000  Douglas Holding AG  .....................................     1,593,945
              42,000  Duerr AG  ...............................................     1,733,846
              30,660  Henkel Kgaa  ............................................     1,740,348
               6,000  Jungheinrich, Preferred  ................................       987,329
               1,300  Porsche AG, Preferred  ..................................     1,729,259
                                                                                 ------------
                                                                                   12,488,126
                                                                                 ------------
                      ITALY--3.1%
             170,000  ARN Mondadori Edit  .....................................       982,248
              93,600  Cartiere Burgo  .........................................       519,336
             498,000  Eni Spa  ................................................     2,820,272
                                                                                 ------------
                                                                                    4,321,856
                                                                                 ------------
                      JAPAN--15.6%
              68,000  Canon, Inc.  ............................................     1,850,986
             125,000  Daiwa House Industries  .................................     1,526,784
              38,000  Familymart Co.  .........................................     1,863,200
              45,000  Honda Motor Co.  ........................................     1,354,476
              48,000  Ito-Yokado Company, Ltd.  ...............................     2,784,854
              85,000  Omron Corp.  ............................................     1,802,042
              52,000  Sankyo Co.  .............................................     1,746,641
              21,000  SMC Corp  ...............................................     1,773,513
              25,000  Sony Corp.  .............................................     2,178,939
             150,000  Tanabe Seiyaku Co.  .....................................     1,347,932
              21,000  TDK Corp  ...............................................     1,540,831
              70,000  Yamada Denki Co.  .......................................     1,661,141
                                                                                 ------------
                                                                                   21,431,339
                                                                                 ------------
                      NEW ZEALAND--5.1%
           1,865,000  Corporate Investments (f) ...............................     1,038,777
             319,200  Nuplex Industries  ......................................       867,266
             175,000  PDL Holdings  ...........................................       921,233
             558,000  St. Lukes Group Security  ...............................       682,239
             435,000  Telecom Corp.  ..........................................     2,216,053
             230,000  Tranz Rail Holdings (f) .................................     1,312,311
                                                                                 ------------
                                                                                    7,037,879
                                                                                 ------------
                      NORWAY--5.9%
              82,000  Elkem AS  ...............................................     1,605,496
              52,000  Norske Skogs Industries  ................................     1,791,464
              76,000  Schibsted ASA  ..........................................     1,503,575
              64,000  Smedvig  ................................................     1,571,795
             120,000  Unitor AS  ..............................................     1,719,151
                                                                                 ------------
                                                                                    8,191,481
                                                                                 ------------
                      PORTUGAL--8.4%
             125,000  Banco Espirito Santo  ...................................     2,832,935
              75,000  Cimpor Cimentos de Portugal  ............................     1,747,912
               2,300  Electricdade de Portugal  ...............................        42,208
             305,000  Portucel Industria  .....................................     2,261,377
              70,000  Portugal Telecom  .......................................     2,823,703
              45,000  Sonae Investimentos - Sociedade Gestora de Participacoes
                        Sociais S.A.  .........................................     1,881,456
                                                                                 ------------
                                                                                   11,589,591
                                                                                 ------------
                      SINGAPORE--5.5%
             210,000  City Developments  ......................................     2,056,375
             280,000  Keppel Corp.  ...........................................     1,243,618
              70,000  Keppel Corp.  ...........................................       303,560
             470,000  Parkway Holdings  .......................................     2,103,938
             648,000  Wing Tai Holdings  ......................................     1,867,357
                                                                                 ------------
                                                                                    7,574,848
                                                                                 ------------
                      SPAIN--10.7%
              11,000  Acerinox S.A.  ..........................................     2,061,147
              41,000  Aguas de Barcelona  .....................................     1,677,842
              82,000  Asturiana de Zinc  ......................................     1,736,274
              26,000  Banco Bilbao Vizcaya  ...................................     2,112,114
              28,000  Catalana Occidente  .....................................     1,394,774
              84,000  Ebro Agricolas  .........................................     1,638,955
              18,000  Fom Const y Contra  .....................................     2,295,351
             145,000  Prosegur Seguridad (c)  .................................     1,771,293
                                                                                 ------------
                                                                                   14,687,750
                                                                                 ------------
                      THAILAND--0.6%
              14,000  Banpu Coal Company Ltd.  ................................       204,285
             237,000  Electricity Generating Public Company, Ltd.  ............       580,950
                                                                                 ------------
                                                                                      785,235
                                                                                 ------------
                      UNITED KINGDOM--7.4%
             126,500  British Petroleum, 144A (e) .............................     1,573,635
              50,210  EMI Group Thorn  ........................................       903,040
             159,750  General Electric  .......................................       955,054
             128,550  Glaxo Wellcome PLC  .....................................     2,659,875
             160,650  J. Sainsbury  ...........................................       973,812
             227,670  Shell Transport & Trading  ..............................     1,554,470
              82,200  SmithKline Beecham PLC  .................................     1,513,294
                                                                                 ------------
                                                                                   10,133,180
                                                                                 ------------
                      Total Common Stocks (Identified Cost $113,770,494) ......   129,434,146
                                                                                 ------------
------------------------------------------------------------------------------------------------------
BONDS AND NOTES--3.4%

        FACE
       AMOUNT
------------------------------------------------------------------------------------------------------
                      ARGENTINA--1.5%
        $  3,000,000  Republic of Argentina, 5.500%, 3/31/23 ..................     2,077,500
                                                                                 ------------
                      THAILAND--0.5%
             640,000  Total Access Communications, 2.000%, 5/31/06 ............       668,000
                                                                                 ------------
                      UNITED STATES--1.4%
           2,000,000  Bangkok Bank Public Ltd., 8.375%, 1/15/27 ...............     1,912,360
                                                                                 ------------
                      Total Bonds and Notes (Identified Cost $4,418,979) ......     4,657,860
                                                                                 ------------

-------------------------------------------------------------------------------
                             PORTFOLIO COMPOSITION
-------------------------------------------------------------------------------
Investments as of June 30, 1997
(unaudited)

SHORT TERM INVESTMENT--4.5%

        FACE
       AMOUNT         DESCRIPTION                                                   VALUE (b)
----------------------------------------------------------------------------------------------------------
        $  6,219,000  Repurchase Agreement with State Street Bank & Trust dated
                        6/30/97 at 5.000% to be repurchased at $6,219,864 on
                        7/01/97, collateralized by $6,010,000 U.S. Treasury Bond
                        7.250% due 5/15/16 valued at $6,345,244  ..............      $  6,219,000
                                                                                     ------------
                      Total Short Term Investment (Identified Cost $6,219,000)          6,219,000
                                                                                     ------------
                      Total Investments-101.9% (Identified Cost
                        $124,408,473)(c) ......................................       140,311,006
                      Other assets less liabilities (d)  ......................        (2,579,744)
                                                                                     ------------
                      Total Net Assets-100% ...................................      $137,731,262
                                                                                     ============
(a)         Ordinary shares unless noted otherwise.
(b)         See notes 1a.
(c)         Federal Tax Information:
              At June 30, 1997 the net unrealized appreciation on investments based on cost of $124,408,473 for federal income tax purposes was as follows: Aggregate gross unrealized appreciation for all investments in which there is an excess of
                value over tax cost ...........................................      $ 17,669,509
                Aggregate gross unrealized depreciation for all investments
                  in which there is an excess of tax cost over value ........          (1,766,976)
                                                                                     ------------
                Net unrealized appreciation .................................        $ 15,902,533
                                                                                     ============
(d)         Including deposits in foreign denominated currencies with a value of $180,910 and a cost of $181,036.
(e)         Securities exempt from registration under Rule 144A of the
            Securities Act of 1933. These securities may be resold in
            transactions exempt from registration, normally to qualified institutional buyers.
(f)         Non income producing security.

                 TEN LARGEST INDUSTRY HOLDINGS AT JUNE 30, 1997

Telephone Communication                                                  7.7%
Banking                                                                  7.5
Construction                                                             6.7
Oil & Gas Extraction                                                     6.6
Misc. Retail                                                             5.0
Hotels                                                                   4.5
Machinery                                                                4.3
Transportation Equipment                                                 3.9
Insurance                                                                3.4
Wholesale Trade-non durable                                              2.9

--------------------------------------------------------------------------------
                       STATEMEMT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------
June 30, 1997
(unaudited)

ASSETS

  Investments at value .....................................                           $140,311,006
  Cash .....................................................                                    284
  Foreign cash at value ....................................                                180,910
  Receivable for:
    Fund shares sold .......................................                                 97,610
    Dividends and interest .................................                                216,071
    Foreign taxes ..........................................                                 95,652
  Prepaid registration expense .............................                                 11,590
                                                                                       ------------
                                                                                        140,913,123

LIABILITIES
  Payable for:
    Fund shares redeemed ...................................      $2,913,954
    Withholding taxes ......................................          13,978
  Accrued expenses:
    Management fees ........................................         132,104
    Deferred trustees' fees ................................           9,462
    Accounting and administrative ..........................           2,994
    Other expenses .........................................         109,369
                                                                  ----------
                                                                                          3,181,861
                                                                                       ------------
NET ASSETS .................................................                           $137,731,262
                                                                                       ============

  Net Assets consist of:
    Capital paid in ........................................                           $119,569,193
    Undistributed net investment income ....................                                465,351
    Accumulated net realized gains .........................                              1,802,435
    Unrealized appreciation on investments  and foreign
      currency transactions                                                              15,894,283
                                                                                       ------------
NET ASSETS .................................................                           $137,731,262
                                                                                       ============
Computation of net asset value and offering price:
Net asset value and redemption price of Class A shares
  ($80,168,039 divided by 4,781,540 shares of  beneficial
  interest) ................................................                                 $16.77
                                                                                             ======
Offering price per share (100/94.25 of $16.77) .............                                 $17.79*
                                                                                             ======
Net asset value and offering price of Class B shares
 ($36,201,295 divided by 2,205,727 shares of beneficial
  interest) ................................................                                 $16.41**
                                                                                             ======
Net asset value and offering price of Class C shares
 ($942,586 divided by 57,316 shares of beneficial
 interest) .................................................                                 $16.45
                                                                                             ======
Net asset value and offering price of Class Y shares
 ($20,419,342 divided by 1,199,636 shares of beneficial
 interest) .................................................                                 $17.02
                                                                                             ======
Identified cost of investments .............................                           $124,408,473
                                                                                       ============

 *Based upon single purchases of less than $50,000. Reduced sales charges apply for purchases in excess of this amount.
**Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.


                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                            STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

Six Months ended June 20, 1997
(unaudited)

INVESTMENT INCOME
  Dividends ................................................                            $1,735,763(a)
  Interest .................................................                               300,191
                                                                                        ----------
                                                                                         2,035,954
  Expenses
  Management fees ..........................................       $  692,921
    Service fees - Class A .................................          108,827
    Service and distribution fees - Class B ................          190,238
    Service and distribution fees - Class C ................            3,990
    Trustees' fees and expenses ............................           10,660
    Accounting and administrative ..........................           18,969
    Custodian ..............................................          189,186
    Transfer agent .........................................          347,068
    Audit and tax services .................................           23,000
    Legal ..................................................           11,956
    Printing ...............................................           83,755
    Registration ...........................................           26,209
    Amortization of organization expenses ..................           25,452
    Miscellaneous ..........................................            6,349
                                                                   ----------
  Total expenses ...........................................        1,738,580
  Less expenses waived by the investment adviser and sub-
    adviser ................................................         (330,063)           1,408,517
                                                                   ----------           ----------
  Net investment income ....................................                               627,437
                                                                                        ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
 FOREIGN CURRENCY TRANSACTIONS
  Realized loss on:
    Investments - net ......................................       (1,284,693)
    Foreign currency transactions - net ....................         (471,246)
                                                                   ----------
    Total realized loss on investments and foreign currency
      transactions .........................................       (1,755,939)
                                                                   ----------
  Unrealized appreciation (depreciation) on:
    Investments - net ......................................        2,126,349
    Foreign currency transactions - net ....................          (22,083)
                                                                   ----------
    Total unrealized appreciation on investments and foreign
      currency transactions ................................        2,104,266
                                                                   ----------
  Net gain on investment transactions ......................                               348,327
                                                                                        ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS .................                            $  975,764
                                                                                        ==========
(a) Net of foreign taxes of: $258,496


                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
(unaudited)

                                                                                      SIX MONTHS
                                                               YEAR ENDED                ENDED
                                                              DECEMBER 31,             JUNE 30,
                                                                  1996                   1997
                                                            ----------------       ----------------
FROM OPERATIONS
  Net investment income ..................................      $    537,565           $    627,437
  Net realized gain (loss) on investments and foreign
    currency transactions ................................        15,469,328             (1,755,939)
  Unrealized appreciation (depreciation) on investments
    and foreign currency transactions ....................        (7,285,979)             2,104,266
                                                                ------------           ------------
  Increase in net assets from operations .................         8,720,914                975,764
                                                                ------------           ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income
    Class A ..............................................          (144,405)                     0
    Class B ..............................................                 0                      0
    Class C ..............................................                 0                      0
    Class Y ..............................................          (267,794)                     0

  Net realized gain on investments
    Class A ..............................................        (2,392,039)                     0
    Class B ..............................................        (1,005,926)                     0
    Class C ..............................................           (21,073)                     0
    Class Y ..............................................        (1,938,066)                     0
                                                                ------------           ------------
                                                                  (5,769,303)                     0
                                                                ------------           ------------
  Decrease in net assets derived from capital share
    transactions .........................................       (68,120,558)           (72,002,347)
                                                                ------------           ------------
  Total decrease in net assets ...........................       (65,168,947)           (71,026,583)

NET ASSETS
  Beginning of the period ................................       273,926,792            208,757,845
                                                                ------------           ------------
  End of the period ......................................      $208,757,845           $137,731,262
                                                                ============           ============
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME
  Beginning of the period ................................      $     20,518           $   (162,086)
                                                                ============           ============
  End of the period ......................................      $   (162,086)          $    465,351
                                                                ============           ============


                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(unaudited)

                                                                                         CLASS A
                                                     ------------------------------------------------------------------------------
                                                      MAY 21(a)                                                          SIX MONTHS
                                                       THROUGH                 YEAR ENDED DECEMBER 31,                      ENDED
                                                     DECEMBER 31,  -----------------------------------------------         JUNE 30,
                                                        1992        1993        1994          1995            1996           1997
                                                     -----------    ----        ----          ----            ----       ---------
Net Asset Value, Beginning of Period ...........        $12.50     $11.80         $14.85        $15.50       $16.13        $16.31
                                                        ------     ------         ------        ------       ------        ------
Income From Investment Operations
Net Investment Income ..........................          0.01       0.11           0.00          0.27         0.02          0.08(g)
Net Realized and Unrealized Gain
  (Loss) on Investments ........................         (0.63)      3.37           1.19          0.63         0.51          0.38
                                                        ------     ------         ------        ------       ------        ------
Total From Investment perations ................         (0.62)      3.48           1.19          0.90         0.53          0.46
                                                        ------     ------         ------        ------       ------        ------
Less Distributions (d) Dividends From Net
  Investment Income ............................         (0.01)     (0.11)          0.00         (0.27)       (0.02)         0.00
Distributions From Net Realized Capital Gains ..          0.00      (0.32)         (0.53)         0.00        (0.33)         0.00
Distributions From Paid-in Capital .............         (0.07)      0.00          (0.01)         0.00         0.00          0.00
                                                        ------     ------         ------        ------        -----         -----
Total Distributions ............................         (0.08)     (0.43)         (0.54)        (0.27)       (0.35)         0.00
                                                        ------     ------         ------        ------        -----         -----
Net Asset Value, End of Period .................        $11.80     $14.85         $15.50        $16.13       $16.31        $16.77
                                                        ======     ======         ======        ======       ======        ======
Total Return (%) (c) ...........................          (5.0)      29.4            8.1           5.8          3.3           2.8
Ratio of Operating Expenses to Average
  Net Assets (%) (e) ...........................          1.50(b)    1.60           1.75          1.75         1.75          1.75(b)
Ratio of Net Investment Income to Average
  Net Assets (%) ...............................          0.10(b)    0.24           0.01          1.24         0.14          1.01(b)
Portfolio Turnover Rate (%) ....................            62        101            123           119           59           172(b)
Average Commission Rate (f) ....................          --         --             --            --       $ 0.0180       $0.0029
Net Assets, End of Period (000) ................       $21,731    $80,937       $142,917      $136,848     $109,773       $80,168

(a) Commencement of operations.
(b) Computed on an annualized basis.
(c) A sales charge is not reflected in total return calculations. Periods less than one year are not annualized.
(d) See Note 1e.
(e) The ratio of operating expenses to average net assets without giving effect to the voluntary expense limitations described in Note 4 to the Financial Statements
    would have been (%) ........................          2.89(b)    2.16           1.79          1.83         1.79          2.21(b)

(f) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades upon which commissions are charged. This rate generally does not reflect mark-ups, mark-downs, or spreads on shares traded on a principal basis.
(g) Per share net investment income (loss) has been calculated using the average shares outstanding during the year.


                See accompanying notes to financial statements.

(unaudited)
                                                                                CLASS B
                                                  ---------------------------------------------------------------------------
                                                  SEPTEMBER 13(a)                                               SIX MONTHS
                                                     THROUGH             YEAR ENDED DECEMBER 31,                   ENDED
                                                   DECEMBER 31,  --------------------------------------           JUNE 30,
                                                       1993        1994         1995           1996                1997
                                                  --------------   ----         ----           ----                ----
Net Asset Value, Beginning of Period ...........      $15.19       $14.81       $15.35          $15.93              $16.00
                                                      ------       ------       ------          ------              ------
Income From Investment Operations
Net Investment Income (Loss) ...................        0.12         0.00         0.19           (0.10)(g)            0.02(g)
Net Realized and Unrealized Gain (Loss)
  on Investments ...............................       (0.06)        1.08         0.58            0.50                0.39
                                                      ------       ------       ------          ------              ------
Total From Investment Operations ...............        0.06         1.08         0.77            0.40                0.41
                                                      ------       ------       ------          ------              ------
Less Distributions (d)
Dividends From Net Investment Income ...........       (0.12)        0.00        (0.19)           0.00                0.00
Distributions From Net Realized Capital Gains ..       (0.32)       (0.53)        0.00           (0.33)               0.00
Distributions From Paid-in Capital .............        0.00        (0.01)        0.00            0.00                0.00
                                                      ------       ------       ------          ------              ------
Total Distributions ............................       (0.44)       (0.54)       (0.19)          (0.33)               0.00
                                                      ------       ------       ------          ------              ------
Net Asset Value, End of Period .................      $14.81       $15.35       $15.93          $16.00              $16.41
                                                      ======       ======       ======          ======              ======
Total Return (%) (c) ...........................         0.3          7.3          5.0             2.5                 2.6
Ratio of Operating Expenses to Average Net
  Assets (%) (e) ...............................        2.50(b)      2.50         2.50            2.50                2.50(b)
Ratio of Net Investment Income (loss) to
  Average Net Assets (%) .......................       (1.69)(b)    (0.74)        0.49           (0.61)               0.26(b)
Portfolio Turnover Rate (%) ....................         101          123          119              59                 172(b)
Average Commission Rate (f) ....................        --           --           --           $0.0180             $0.0029
Net Assets, End of Period (000) ................      $9,176      $41,601      $52,895         $45,974             $36,201

(a) Commencement of Operations.
(b) Computed on an annualized basis.
(c) A contingent deferred sales charge in the case of Class B shares is not reflected in total return calculations. Periods less than one year are not annualized.
(d) See Note 1e.
(e) The ratio of operating expenses to average net
    assets without giving effect to voluntary expense
    limitations described in Note 4 to the Financial
    Statements would have been (%) .............    3.36 (b)         2.54         2.58            2.54                2.96(b)
(f) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades upon which commissions are charged. This rate generally does not reflect mark-ups, mark-downs, or spreads on shares traded on a principal basis.
(g) Per share net investment income (loss) has been calculated using the average shares outstanding during the year.


                See accompanying notes to financial statements.

(unaudited)

                                                                  CLASS C
                                                   ------------------------------------
                                                                             SIX MONTHS
                                                   YEAR ENDED DECEMBER 31,     ENDED
                                                    ----------------------    JUNE 30,
                                                       1995         1996       1997
                                                       ----         ----       ----

Net Asset Value, Beginning of Period ...........      $15.35       $15.96      $16.03
                                                      ------       ------      ------
Income From Investment Operations
Net Investment Income (Loss) ...................        0.19        (0.10)(f)    0.03(f)
Net Realized and Unrealized Gain (Loss)
  on Investments ...............................        0.61         0.50        0.39
                                                      ------       ------      ------
Total From Investment Operations ...............        0.80         0.40        0.42
                                                      ------       ------      ------
Less Distributions (c)
Dividends From Net Investment Income ...........       (0.19)        0.00        0.00
Distributions From Net Realized Capital Gains ..        0.00        (0.33)       0.00
Distributions From Paid-in Capital .............        0.00         0.00        0.00
                                                      ------       ------      ------
Total Distributions ............................       (0.19)       (0.33)       0.00
                                                      ------       ------      ------
Net Asset Value, End of Period .................      $15.96       $16.03      $16.45
                                                      ======       ======      ======
Total Return (%) (b) ...........................         5.2          2.5         2.6
Ratio of Operating Expenses to Average
  Net Assets (%) (d) ...........................        2.50         2.50        2.50(a)
Ratio of Net Investment Income (loss) to
  Average Net Assets (%) .......................        0.49        (0.61)       0.26(a)
Portfolio Turnover Rate (%) ....................         119           59         172(a)
Average Commission Rate (e) ....................        --        $0.0180     $0.0029
Net Assets, End of Period (000) ................      $1,066         $850        $943

(a) Computed on an annualized basis.
(b) Periods less than one year are not annualized.
(c) See Note 1e.
(d) The ratio of operating expenses to average
    net assets without giving effect to the
    voluntary expense limitations described in
    Note 4 to the Financial Statements would
    have been (%) ..............................        2.58         2.54        2.96(a)
(e) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades upon which commissions are charged. This rate generally does not reflect mark-ups, mark-downs, or spreads on shares traded on a principal basis.
(f) Per share net investment income (loss) has been calculated using the average shares outstanding during the year.


                See accompanying notes to financial statements.

(unaudited)
                                                                                 CLASS Y
                                                  --------------------------------------------------------------------
                                                    SEPTEMBER 9(a)                                         SIX MONTHS
                                                       THROUGH             YEAR ENDED DECEMBER 31,            ENDED
                                                     DECEMBER 31,    --------------------------------        JUNE 30,
                                                         1993        1994         1995           1996         1997
                                                    ----------       ----         ----           ----         -----
Net Asset Value, Beginning of Period ...........        $15.19      $14.86       $15.64         $16.25         $16.48
                                                        ------      ------       ------         ------         ------
Income From Investment Operations
Net Investment Income ..........................          0.13        0.00         0.42           0.11(g)        0.08(g)
Net Realized and Unrealized Gain
  (Loss) on Investments ........................         (0.01)       1.32         0.60           0.54           0.46
                                                        ------      ------       ------         ------         ------
Total From Investment Operations ...............          0.12        1.32         1.02           0.65           0.54
                                                        ------      ------       ------         ------         ------
Less Distributions (d)
Dividends From Net Investment Income ...........         (0.13)       0.00        (0.41)         (0.09)          0.00
Distributions From Net Realized
  Capital Gains ................................         (0.32)      (0.53)        0.00          (0.33)          0.00
Distributions From Paid-in Capital .............          0.00       (0.01)        0.00           0.00           0.00
                                                        ------      ------       ------         ------         ------
Total Distributions ............................         (0.45)      (0.54)       (0.41)         (0.42)          0.00
                                                        ------      ------       ------         ------         ------
Net Asset Value, End of Period .................        $14.86      $15.64       $16.25         $16.48         $17.02
                                                        ======      ======       ======         ======         ======
Total Return (%) (c) ...........................           0.7         8.9          6.6            4.0            3.3
Ratio of Operating Expenses to
  Average Net Assets (%) (e) ...................          1.00(b)     1.00         1.00           1.00           1.15(b)
Ratio of Net Investment Income to
  Average Net Assets (%) .......................          0.33(b)     0.76         1.99           0.89           1.61(b)
Portfolio Turnover Rate (%) ....................           101         123          119             59            172(b)
Average Commission Rate (f) ....................          --          --           --          $0.0180        $0.0029
Net Assets, End of Period (000) ................        $7,006     $56,561      $83,119        $52,161        $20,419

(a) Commencement of operations.
(b) Computed on an annualized basis.
(c) Periods less than one year are not computed on an annualized basis.
(d) See Note 1e.
(e) The ratio of operating expenses to average net assets without giving effect to the voluntary expense limitations described in Note 4 to the
    Financial Statements would have been (%) ...          1.35(b)     1.04         1.21           1.19           1.61(b)
(f)  For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades upon which commissions are charged. This rate generally does not reflect mark-ups, mark-downs, or spreads on shares traded on a principal basis.
(g) Per share net investment income has been calculated using the average shares outstanding during the year.


                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

1. The Fund is a series of New England Funds Trust I, a Massachusetts business trust (the "Trust"), and is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company. The Declaration of Trust permits the Trustees to issue an unlimited number of shares of the Trust in multiple series (each such series of shares a "Fund").

The Fund offers Class A, Class B, Class C and Class Y shares. The Fund commenced its public offering of Class B shares on September 13, 1993, of Class C shares on December 30, 1994 and of its Class Y shares on September 9, 1993. Class A shares are sold with a maximum front end sales charge of 5.75%. Class B shares do not pay a front end sales charge, but pay a higher ongoing distribution fee than Class A shares for eight years (at which point they automatically convert to Class A shares), and are subject to a contingent deferred sales charge if those shares are redeemed within six years (or five years if purchased prior to May 1, 1997). Class C shares do not pay front end or contingent deferred sales charges and do not convert to any class of shares, but they do pay a higher ongoing distribution fee than Class A shares. Class Y shares do not pay a front end sales charge, a contingent deferred sales charge or distribution fees. They are intended for institutional investors with a minimum of $1,000,000 to invest. Expenses of the Fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan. Shares of each class would receive their pro-rata share of the net assets of the Fund, if the Fund were liquidated. In addition, the Trustees approve separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION. Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which service provides the last reported sale price for securities listed on an applicable securities exchange or on the NASDAQ national market system, or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Short-term obligations with a remaining maturity of less than sixty days are stated at amortized cost, which approximates value.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME. Security transactions are accounted for on the trade date (the date the buy or sell is executed). Dividend income is recorded on the ex-dividend date or when the Fund learns of the dividend, and interest income is recorded on the accrual basis. In determining net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

C. FOREIGN CURRENCY TRANSLATION. The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from: sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, resulting from changes in the exchange rate.

FORWARD FOREIGN CURRENCY CONTRACTS. The fund may use foreign currency contracts to facilitate transactions in foreign securities and to manage the fund's currency exposure. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the fund's investments against currency fluctuation. Also, a contract to buy or sell can offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss reflected in the fund's Statement of Assets and Liabilities. The U.S. dollar value of the currencies the fund has committed to buy or sell (if any) is shown in the schedule of investments under the caption "Forward Foreign Currency Contracts." This amount represents the aggregate exposure to each currency each fund has acquired or hedged through currency contracts at period end. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts terms. The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service.

D. FEDERAL INCOME TAXES. The Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its income and any net realized capital gains, at least annually. Accordingly, no provision for federal income tax has been made.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions are recorded on the ex-dividend date.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for the foreign currency component on the sale of securities for book and tax purposes.

F. REPURCHASE AGREEMENTS. The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 100% of the repurchase price. The subadviser is responsible for determining that the value of the collateral is at all times at least equal to the repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the portfolio's ability to dispose of the underlying securities.

G. ORGANIZATION EXPENSE. Costs incurred in fiscal 1992 in connection with the Fund's organization and registration, amounting to approximately $178,500 in the aggregate, were paid by the Fund and were amortized by the Fund based on projected annual average net assets over 60 months.

2. PURCHASES AND SALES OF SECURITIES (excluding short-term investments) for the Fund for the six months ended June 30, 1997 were $128,555,176 and $198,942,692 respectively.

3A. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES. The Fund pays management fees to its investment adviser, New England Funds Management, L.P. ("NEFM") at the annual rate of 0.90% of the first $200 million of the Fund's average daily net assets, 0.85% of the next $300 million and 0.80% of such assets in excess of $500 million. During the six months ended June 30, 1997 the Fund operated under two sub-advisory contracts. Prior to February 15, 1997 Draycott Partners, Ltd. was the Fund's subadvisor. Effective February 15, 1997 Loomis Sayles & Company, L.P. became the subadvisor to the Fund. NEFM paid Draycott Partners, Ltd. at the rate of 0.54% of the first $200 million of the Funds average daily net assets, 0.49% of the next $300 million and 0.44% of such assets in excess of $500 million. NEFM pays Loomis Sayles & Company, L.P. at the rate of 0.40% of the first $200 million of the Fund's average daily net assets and 0.35% of such assets in excess of $200 million. Certain officers and directors of NEFM are also officers or trustees of the Fund. NEFM and Loomis Sayles & Company, L.P. are wholly owned subsidiaries of New England Investment Companies, L.P. ("NEIC") which is a subsidiary of Metropolitan Life Insurance Company ("Met Life").

Fees earned by New England Funds Management, L.P., Draycott Partners, Ltd. and Loomis Sayles & Company, L.P. under the management agreement in effect during the six months ended June 30, 1997 are as follows:

     FEES EARNED                                                  PERIOD
     -----------                                                  ------
     $351,554(a)      New England Funds Management, L.P.      1/1/97-6/30/97
      128,701(a)      Draycott Partners, Ltd.                 1/1/97-2/14/97
      212,666(a)      Loomis Sayles & Company, L.P.           2/15/97-6/30/97
     --------
     $692,921
     ========

(a) Before reduction due to voluntary expense limitation. See Note 4.

B. ACCOUNTING AND ADMINISTRATIVE EXPENSE. New England Funds, L.P. ("New England Funds"), the Fund's distributor, is a wholly owned subsidiary of NEIC and performs certain accounting and administrative services for the Fund. The Fund reimburses New England Funds for all or part of New England Funds' expenses of providing these services which include the following: (i) expenses for personnel performing bookkeeping, accounting, internal auditing and financial reporting functions and clerical functions relating to the Fund, (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance, and (iii) registration, filing and other fees in connection with requirements of regulatory authorities. For the six months ended June 30, 1997, these expenses amounted to $18,969 and are shown separately in the financial statements as accounting and administrative.

C. TRANSFER AGENT FEES. New England Funds is the transfer and shareholder servicing agent for the Fund. For the six months ended June 30, 1997 the Fund paid New England Funds $242,006 as compensation for its services in that capacity.

D. SERVICE AND DISTRIBUTION FEES. Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to the Fund's Class A shares (the "Class A Plan") and Service and Distribution Plans relating to the Fund's Class B and Class C shares (the "Class B and Class C Plans").

Under the Class A Plan, the Fund pays New England Funds a monthly service fee at the annual rate of up to 0.25% of the average daily net assets attributable to the Fund's Class A shares, as reimbursement for expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by the New England Funds in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts. For the six months ended June 30, 1997, the Fund paid New England Funds $108,827 in fees under the Class A Plan. If the expenses of New England Funds that are otherwise reimbursable under the Class A Plan incurred in any year exceed the amounts payable by the Fund under the Class A Plan, the unreimbursed amount (together with unreimbursed amounts from prior years) may be carried forward for reimbursement in future years in which the Class A Plan remains in effect. The amount of unreimbursed expenses carried forward at June 30, 1997 is $514,256.

Under the Class B and Class C Plans, the Fund pays New England Funds a monthly service fee at the annual rate of up to 0.25% of the average daily net assets attributable to the Fund's Class B and Class C shares, as compensation for services provided and expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in providing personal services to investors in Class B and Class C shares and/or the maintenance of shareholder accounts. For the six months ended June 30, 1997, the Fund paid New England Funds $47,560 and $998 in service fees under the Class B and Class C plans, respectively.

Also under the Class B and Class C Plan, the Fund pays New England Funds a monthly distribution fee at the annual rate of up to 0.75% of the average daily net assets attributable to the Fund's Class B and Class C shares, as compensation for services provided and expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in connection with the marketing or sale of Class B and Class C shares. For the six months ended June 30, 1997, the Fund paid New England Funds $142,678 and $2,992 in distribution fees under the Class B and Class C plans, respectively.

Commissions (including contingent deferred sales charges) on Fund shares paid to New England Funds by investors of shares of the Fund during the six months ended June 30, 1997 amounted to $173,963.

E. TRUSTEES FEES AND EXPENSES. The Fund does not pay any compensation directly to its officers or trustees who are directors, officers or employees of New England Funds, NEFM, NEIC or their affiliates, other than registered investment companies. Each other trustee was compensated by the Fund as follows:

     Annual Retainer                          $2,118
     Meeting Fee                              $114/meeting
     Committee Meeting Fee                    $68/meeting
     Committee Chairman Retainer              $88/year

A deferred compensation plan is available to the trustees on a voluntary basis. Each participating trustee will receive an amount equal to the value that such deferred compensation would have been, had it been invested in the Fund on the normal payment date.

4. EXPENSE LIMITATIONS. Draycott and New England Funds had voluntarily agreed to reduce their fees and, if necessary, to assume expenses of the Fund in order to limit the Fund's expenses to an annual rate of, 1.75% of the Fund's Class A average net assets, 2.50% of Classes B and C average net assets, and 1.15% of Class Y average net assets. Loomis Sayles has voluntarily agreed to waive it's entire subadvisory fee, payable to Loomis Sayles by NEFM, through February 14, 1998. This waiver by Loomis Sayles will not reduce the management fee payable by the Fund to NEFM. In addition, NEFM and New England Funds have voluntarily agreed to reduce their fees and to bear certain operating expenses to limit the expenses as described above. As a result of the Fund's expenses exceeding the voluntary expense limitation during the six months ended June 30, 1997, NEFM waived $65,955 of its $351,554 management fees, Draycott waived $51,442 of its $128,701 subadvisory fees and Loomis Sayles waived $212,666 of it's $212,666 subadvisory fees.

5. CONCENTRATION OF CREDIT. The Fund had the following geographic concentration in excess of 10% of its total net assets at June 30, 1997: Japan 15.6% and Spain, 10.7%. The Fund pursues its objectives by investing in foreign securities. There are certain risks involved in investing in foreign securities which are in addition to the usual risks inherent in domestic investments. These risks include those resulting from future adverse political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions.

6. CAPITAL SHARES. At June 30, 1997 there was an unlimited number of shares of beneficial interest authorized, divided into four classes, Class A, Class B, Class C and Class Y capital stock. Transactions in capital shares were as follows:

                                                                   YEAR ENDED                       SIX MONTHS ENDED
                                                               DECEMBER 31, 1996                     JUNE 30, 1997
                                                         -----------------------------           ---------------------------
CLASS A                                                    SHARES            AMOUNT                SHARES            AMOUNT
---------                                                  ------            ------                ------            ------
Shares sold ......................................       1,825,637         $29,792,464           4,827,726         $75,622,747
Shares issued in connection with the reinvestment of:
  Dividends from net investment income ...........           8,742             140,746                   0                   0
  Distributions from net realized gain ...........         140,697           2,292,111                   0                   0
                                                        ----------         -----------          ----------         -----------
                                                         1,975,076          32,225,321           4,827,726          75,622,747
Shares repurchased ...............................      (3,726,604)        (61,134,746)         (6,778,594)       (106,391,396)
                                                        ----------         -----------          ----------         -----------
Net decrease .....................................      (1,751,528)        (28,909,425)         (1,950,868)        (30,768,649)
                                                        ----------         -----------          ----------         -----------

                                                                   YEAR ENDED                       SIX MONTHS ENDED
                                                               DECEMBER 31, 1996                     JUNE 30, 1997
                                                         -----------------------------           ---------------------------
CLASS B                                                    SHARES            AMOUNT                SHARES            AMOUNT
---------                                                  ------            ------                ------            ------
Shares sold ......................................         485,690        $  7,864,591             136,538        $  2,099,505
Shares issued in connection with the reinvestment of:
  Dividends from net investment income ...........               0                   0                   0                   0
  Distributions from net realized gain ...........          57,043             912,182                   0                   0
                                                          --------         -----------            --------         -----------
                                                           542,733           8,776,773             136,538           2,099,505
Shares repurchased ...............................        (988,934)        (16,015,194)           (804,848)        (12,331,787)
                                                          --------         -----------            --------         -----------
Net decrease .....................................        (446,201)         (7,238,421)           (668,310)        (10,232,282)
                                                          --------         -----------            --------         -----------

                                                                   YEAR ENDED                       SIX MONTHS ENDED
                                                               DECEMBER 31, 1996                     JUNE 30, 1997
                                                         -----------------------------           ---------------------------
CLASS C                                                    SHARES              AMOUNT                SHARES            AMOUNT
---------                                                  ------              ------                ------            ------
Shares sold ......................................          26,580            $431,991              65,582          $1,011,257
Shares issued in connection with the reinvestment of:
  Dividends from net investment income ...........               0                   0                   0                   0
  Distributions from net realized gain ...........           1,291              20,709                   0                   0
                                                            ------            --------              ------          ----------
                                                            27,871             452,700              65,582           1,011,257
Shares repurchased ...............................         (41,582)           (671,566)            (61,315)           (918,514)
                                                            ------            --------              ------          ----------
Net increase (decrease) ..........................         (13,711)           (218,866)              4,267              92,743
                                                            ------            --------              ------          ----------

                                                                   YEAR ENDED                       SIX MONTHS ENDED
                                                               DECEMBER 31, 1996                     JUNE 30, 1997
                                                         -----------------------------           ---------------------------
CLASS Y                                                    SHARES            AMOUNT                SHARES            AMOUNT
---------                                                  ------            ------                ------            ------
Shares sold ......................................       1,802,534        $ 30,088,855             346,367        $  5,420,528
Shares issued in connection with the reinvestment of:
  Dividends from net investment income ...........          16,496             268,390                   0                   0
  Distributions from net realized gain ...........         117,430           1,938,067                   0                   0
                                                         ---------        ------------             -------        ------------
                                                         1,936,460          32,295,312             346,367           5,420,528
Shares repurchased ...............................      (3,885,695)        (64,049,158)         (2,311,433)        (36,514,687)
                                                         ---------        ------------             -------        ------------
Net decrease .....................................      (1,949,235)        (31,753,846)         (1,965,066)        (31,094,159)
                                                         ---------        ------------             -------        ------------
Decrease derived from capital shares transactions       (4,160,675)       $(68,120,558)         (4,579,977)       $(72,002,347)
                                                        ==========        ============          ==========        ============

7. At a special shareholders' meeting held April 3, 1997, shareholders of the International Equity Fund voted for the following proposal:

                                   VOTED             VOTED          ABSTAINED        BROKER            TOTAL
                                    FOR             AGAINST           VOTES         NON-VOTES          VOTES
                                   -----            -------         ---------       ---------          -----
1. Subadvisory agreement
   relating to the Fund
   between New England
   Funds Management, L.P.
   and Loomis, Sayles and
   Company L.P.                7,176,968.011      48,417.099       171,662.314          0          7,397,047.424
                               =============      ==========       ===========        =====        =============

                          NEW ENGLAND BALANCED FUND
                            NEW ENGLAND VALUE FUND
                       SUPPLEMENT DATED AUGUST 1, 1997
                  TO NEW ENGLAND STOCK FUNDS CLASSES A, B AND C
                          PROSPECTUS DATED MAY 1, 1997
                 AND NEW ENGLAND STOCK FUNDS CLASS Y PROSPECTUS
                DATED MAY 1, 1997 (AS SUPPLEMENTED JULY 28, 1997)

THE FOLLOWING INFORMATION SUPPLEMENTS THE SECOND PARAGRAPH IN THE "FUND MANAGEMENT" SECTION:

Carol C. McMurtrie, Tricia H. Mills and (beginning in August 1997) Roderic Dillon are the portfolio managers of the Value Fund. Ms. McMurtrie and Ms. Mills have served in that capacity since 1993. Ms. McMurtrie, Ms. Mills and (beginning in August 1997) Mr. Dillon are also the portfolio managers of the equity portion of the Balanced Fund and are responsible for allocating the assets of the Balanced Fund between equity and fixed-income securities. Ms. McMurtrie and Ms. Mills have served in these capacities since July 1997. The portfolio management team for the fixed-income portion of the Balanced Fund consists of Meri Ann Beck, John Hyll and Barr Segal, who have had portfolio management responsibility for the Fund's fixed-income investments since 1990, 1994 and 1996, respectively. Messrs. Dillon, Hyll and Segal are Vice Presidents of Loomis Sayles. Mr. Hyll has been employed by Loomis Sayles for more than five years. Mr. Segal was a Senior Portfolio Manager at TCW Group before joining Loomis Sayles in 1996. Mr. Dillon rejoins Loomis Sayles in August 1997 following several years as principal of Dillon Capital Management.

                                              GLOSSARY FOR MUTUAL FUND INVESTORS
--------------------------------------------------------------------------------

TOTAL RETURN - The change in value of a mutual fund investment over a specific time period, assuming all earnings are reinvested in additional shares of the fund. Expressed as a percentage.

INCOME DISTRIBUTIONS - Payments to shareholders resulting from the net interest or dividend income earned by a fund's portfolio.

CAPITAL GAINS DISTRIBUTIONS - Payments to shareholders of profits earned from selling securities in a fund's portfolio. Capital gains distributions are usually paid once a year.

PRICE/EARNINGS RATIO - Current market price of a stock divided by its earnings per share. Also known as the "multiple," the price/earnings ratio gives investors an idea of how much they are paying for a company's earning power and is a useful tool for evaluating the costs of different issues.

GROWTH INVESTING - An investment style that emphasizes companies with strong earnings growth. Growth investing is generally considered more aggressive than "value" investing.

VALUE INVESTING - A relatively conservative investment approach that focuses on companies that may be temporarily out of favor or whose earnings or assets aren't fully reflected in their stock prices. Value stocks will tend to have a lower price/earnings ratio than that of growth stocks.

STANDARD & POOR'S 500 - Market value-weighted index showing the change in aggregate market value of 500 stocks relative to the base period of 1941-1943. It is composed mostly of companies listed on the New York Stock Exchange.

--------------------------------------------------------------------------------
                             REGULAR INVESTING PAYS
--------------------------------------------------------------------------------

FIVE GOOD REASONS TO INVEST REGULARLY
1. It's an easy way to build assets.
2. It's convenient and effortless.
3. It requires a low minimum to get started.
4. It can help you reach important long-term goals like financing retirement or college funding.
5. It can help you benefit from the ups and downs of the market. With Investment Builder, New England Fund's automatic investment program, you can invest as little as $100 a month in your New England fund automatically -- without even writing a check. And, as you can see from the chart below, your monthly investments can really add up over time.

--------------------------------------------------------------------------------
                         THE POWER OF MONTHLY INVESTING
--------------------------------------------------------------------------------

[A line graph appears here, illustrating the hypothetical accumulation of monthly investments at an 8% annual rate of return. The data points of the graph are as follows:]

Monthly investments of $100

Years                                             Growth of Monthly Investments
0                                                                            $0
5                                                                        $7,322
10                                                                      $18,079
15                                                                      $33,886
20                                                                      $57,111
25                                                                      $91,236

Monthly investments of $200

Years                                             Growth of Monthly Investments
0                                                                            $0
5                                                                       $14,643
10                                                                      $36,158
15                                                                      $67,772
20                                                                     $114,222
25                                                                     $182,472

Monthly investments of $500

Years                                             Growth of Monthly Investments
0                                                                            $0
5                                                                       $36,608
10                                                                      $90,396
15                                                                     $169,429
20                                                                     $285,555
25                                                                     $456,181

For illustrative purposes only. These figures represent hypothetical accumulation at an 8% annual rate of return, and are not indicative of future performance of any New England Fund. The value of a New England Fund will fluctuate with changing market conditions.

This program cannot assure a profit nor protect against a loss in a declining market. It does, however, ensure that you buy more shares when the price is low and fewer shares when the price is high.

You can start an Investment Builder program with your current New England Funds account. To open an Investment Builder account today, call your financial representative or New England Funds at 1-800-225-5478.

--------------------------------------------------------------------------------
                                NEW ENGLAND FUNDS
--------------------------------------------------------------------------------

                                   STOCK FUNDS
                               Star Small Cap Fund
                                   Growth Fund
                               Star Advisers Fund
                               Capital Growth Fund
                            Growth Opportunities Fund
                                   Value Fund
                                  Balanced Fund

                            INTERNATIONAL STOCK FUNDS
                            International Equity Fund
                               Star Worldwide Fund

                                   BOND FUNDS
                                High Income Fund
                              Strategic Income Fund
                                Bond Income Fund
                           Government Securities Fund
                        Limited Term U.S. Government Fund
                      Adjustable Rate U.S. Government Fund

                                TAX EXEMPT FUNDS
                              Municipal Income Fund
                       Massachusetts Tax Free Income Fund
                  Intermediate Term Tax Free Fund of California
                   Intermediate Term Tax Free Fund of New York

                               MONEY MARKET FUNDS
                              Cash Management Trust
                             -- Money Market Series
                            -- U.S. Government Series
                          Tax Exempt Money Market Trust

                    To learn more, and for a free prospectus,
                     contact your financial representative.

              Visit our World Wide Web site at www.mutualfunds.com

                      New England Funds, L.P., Distributor
                               399 Boylston Street
                                Boston, MA 02116
                             Toll Free 800-225-5478

   This material is authorized for distribution to prospective investors when it is preceded or accompanied by the Fund's current prospectus, which contains information about distribution charges, management and other items of interest.
    Investors are advised to read the prospectus carefully before investing.

                                                              --------------
                    (Logo)                                       BULK RATE
            NEW ENGLAND FUNDS(R)                               U.S. POSTAGE
        Where The Best Minds Meet(R)                              PAID
                                                               BROCKTON, MA
                                                              PERMIT NO. 770
                                                              --------------


            ---------------------
             399 Boylston Street

            Boston, Massachusetts

                    02116
            ---------------------



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        [Logo]                   [Logo]
        QUALITY                  QUALITY
    TESTED SERVICE           TESTED SERVICE
         1995                     1996
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        DALBAR                   DALBAR
HONORS COMMITMENT TO:    HONORS COMMITMENT TO:
      INVESTORS                INVESTORS
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                  IE58-0697

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